Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(6)	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(7)	Average Compensation Actually Paid to Non-CEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on:		Net Income	3 Year Diluted Earnings Per Share Growth
					Total Shareholder Return	Peer Group Total Shareholder Return(8)
2025(1)	$2,473,892	$2,392,785	$1,113,980	$1,128,735	$122.08	$196.00	$103,361,071	(0.28%)
2024(2)	2,048,666	567,465	909,839	325,849	142.37	147.85	93,478,188	(0.99%)
2023(3)	2,050,626	(854,147)	869,035	(158,823)	131.00	107.76	93,766,695	3.42%
2022 (4)(5)	2,259,393	1,409,519	931,885	622,052	142.05	108.73	103,817,138	6.13%
2021(6)	1,919,909	3,544,175	798,633	1,413,929	152.73	138.33	95,732,847	6.11%

Named Executive Officers, Footnote	The CEO in years 2021 through 2025 was Mr. Findlay.The Non-CEO NEOs in 2024 and 2023 were Ms. Pruitt, Ms. O'Neill, Mr. Ottinger and Mr. Donovan. The Non-CEO NEOs in 2022 and 2021 were Ms. Pruitt, Ms. O'Neill, Mr. Ottinger and Mr. Gavin.
Peer Group Issuers, Footnote	The peer group used is the KBW NASDAQ Bank Index.
PEO Total Compensation Amount	$ 2,473,892	$ 2,048,666	$ 2,050,626	$ 2,259,393	$ 1,919,909
PEO Actually Paid Compensation Amount	$ 2,392,785	567,465	(854,147)	1,409,519	3,544,175
Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	CEO
Year	2021	2022	2023	2024	2025
Summary Compensation Table Total Compensation	$1,919,909	$2,259,393	$2,050,626	$2,048,666	$2,473,892
Less Grant Date Fair Value of Stock Awards in Fiscal Year	(905,600)	(1,221,280)	(1,066,080)	(945,120)	(1,304,582)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,222,963	(460,518)	(825,386)	186,132	988,988
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	1,129,303	300,530	(865,854)	(286,858)	513,530
Add Change in Fair Value as of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	177,600	531,394	(147,453)	(435,355)	(279,043)
Compensation Actually Paid	3,544,175	1,409,519	(854,147)	567,465	2,392,785

Non-PEO NEO Average Total Compensation Amount	$ 1,113,980	909,839	869,035	931,885	798,633
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,128,735	325,849	(158,823)	622,052	1,413,929
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	Non-CEO Named Executive Officers
Year	2021	2022	2023	2024	2025
Summary Compensation Table Total Compensation	$798,633	$931,885	$869,035	$909,839	$1,113,980
Less Grant Date Fair Value of Stock Awards in Fiscal Year	(345,260)	(465,613)	(414,269)	(399,461)	(566,431)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	471,168	(175,573)	(293,665)	103,889	432,316
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	421,596	127,129	(279,733)	(131,622)	247,301
Add Change in Fair Value as of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	67,792	204,224	(40,191)	(156,796)	(98,431)
Compensation Actually Paid	1,413,929	622,052	(158,823)	325,849	1,128,735

Compensation Actually Paid vs. Total Shareholder Return	PAY VERSUS TSR 2021-2025

■	CAP to PEO	■	Avg. CAP to Other NEOs
	LKFN TSR		Peer TSR

Compensation Actually Paid vs. Net Income	PAY VERSUS NET INCOME 2021-2025

■	Net Income	■	CAP to PEO	■	Avg. CAP to Other NEOs

Compensation Actually Paid vs. Company Selected Measure	PAY VERSUS 3 YEAR DILUTED EPS GROWTH 2021-2025

■	CAP to PEO	■	Avg. CAP to Other NEOs	Diluted EPS Growth

Total Shareholder Return Vs Peer Group	PAY VERSUS TSR 2021-2025

■	CAP to PEO	■	Avg. CAP to Other NEOs
	LKFN TSR		Peer TSR

Tabular List, Table

TABULAR LIST

•3 Year Diluted Earnings Per Share Growth •3 Year Revenue Growth •3 Year Average Return on Beginning Equity •Net Income

Total Shareholder Return Amount	$ 122.08	142.37	131.00	142.05	152.73
Peer Group Total Shareholder Return Amount	196.00	147.85	107.76	108.73	138.33
Net Income (Loss)	$ 103,361,071	$ 93,478,188	$ 93,766,695	$ 103,817,138	$ 95,732,847
Company Selected Measure Amount	(0.0028)	(0.0099)	0.0342	0.0613	0.0611
PEO Name	Mr. Findlay	Mr. Findlay	Mr. Findlay	Mr. Findlay	Mr. Findlay.
Additional 402(v) Disclosure	The awards for the 2025-2027 performance period have an estimated payout at 138%. The awards for the 2024-2026 performance period have an estimated payout at 101%. The awards for the 2023-2025 performance period paid out at 42%. The awards for the 2025-2027 performance period are 60% performance-based and 40% time-based. The awards for the 2024-2026 performance period have an estimated payout at 101%. The awards for the 2023-2025 performance period paid out at 42%. The awards for the 2022-2024 performance period paid out at 63%.The awards for the 2023-2025 performance period paid out at 42%. The awards for the 2022-2024 performance period paid out at 63%. The awards for the 2021-2023 performance period paid out at 118%.The awards for the 2022-2024 performance period paid out at 63%. The awards for the 2021-2023 performance period paid out at 118%. The awards for the 2020-2022 performance period paid out at 118%Compensation Actually Paid reflects adjustments made to total compensation amounts are reported in the Summery Compensation Table for the applicable year for the CEO and Non-CEO NEOs, as set forth below.
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Five	1.38
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Four	1.01
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Three	0.42	1.01	0.42	0.63
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Two	0.60	0.42	0.63	1.18	0.75
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period One	0.40	0.63	1.18	1.18	0.25
Measure:: 1
Pay vs Performance Disclosure
Name	3 Year Diluted Earnings Per Share Growth
Measure:: 2
Pay vs Performance Disclosure
Name	3 Year Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	3 Year Average Return on Beginning Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,304,582)	$ (945,120)	$ (1,066,080)	$ (1,221,280)	$ (905,600)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	988,988	186,132	(825,386)	(460,518)	1,222,963
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	513,530	(286,858)	(865,854)	300,530	1,129,303
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,043)	(435,355)	(147,453)	531,394	177,600
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(566,431)	(399,461)	(414,269)	(465,613)	(345,260)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	432,316	103,889	(293,665)	(175,573)	471,168
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,301	(131,622)	(279,733)	127,129	421,596
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (98,431)	$ (156,796)	$ (40,191)	$ 204,224	$ 67,792